Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Cash at bank and on hand	648.7	769.4
Total cash and cash equivalents[1]	648.7	769.4
[1]Cash and cash equivalents include secured cash deposits of US$59.6 million (2022: US$28.2 million) in Australia and US$20.0 million (2022:
US$10.0 million) in Peru, set aside for future rehabilitation costs. The contributions in Australia and Peru are pro-active and not legally required by local legislation.